Risk/Return Detail Data - VIPDisciplinedSmallCapPortfolio-InitialServiceService2PRO	May 31, 2024 USD ($)
Risk/Return:
Registrant Name	Variable Insurance Products Fund II
VIPDisciplinedSmallCapPortfolio-InitialServiceService2PRO | VIP Disciplined Small Cap Portfolio
Risk/Return:
Supplement to Prospectus [Text Block]	Supplement to theFidelity® Variable Insurance ProductsDisciplined Small Cap PortfolioInitial Class, Service Class, and Service Class 2April 29, 2024Prospectus
Operating Expenses Caption [Text]	Annual Operating Expenses
Expenses Restated to Reflect Current [Text]	Adjusted to reflect current fees.
VIPDisciplinedSmallCapPortfolio-InitialServiceService2PRO | VIP Disciplined Small Cap Portfolio | VIP Disciplined Small Cap Portfolio - Initial Class
Risk/Return:
Management fee	0.30%	[1],[2]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.02%	[2]
Total annual operating expenses	0.32%
1 year	$ 33
3 years	103
5 years	180
10 years	$ 406
VIPDisciplinedSmallCapPortfolio-InitialServiceService2PRO | VIP Disciplined Small Cap Portfolio | VIP Disciplined Small Cap Portfolio - Service Class
Risk/Return:
Management fee	0.30%	[1],[2]
Distribution and/or Service (12b-1) fees	0.10%
Other expenses	0.02%	[2]
Total annual operating expenses	0.42%
1 year	$ 43
3 years	135
5 years	235
10 years	$ 530
VIPDisciplinedSmallCapPortfolio-InitialServiceService2PRO | VIP Disciplined Small Cap Portfolio | VIP Disciplined Small Cap Portfolio - Service Class 2
Risk/Return:
Management fee	0.30%	[1],[2]
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.02%	[2]
Total annual operating expenses	0.57%
1 year	$ 58
3 years	183
5 years	318
10 years	$ 714

[1]	AThe management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.10%, 0.10%, and 0.10% for Initial Class, Service Class, and Service Class 2, respectively, was previously charged under the services agreements.
[2]	BAdjusted to reflect current fees.